Condensed Balance Sheet of Parent (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2009 Parent Company	Dec. 31, 2012 Parent Company NHTB Capital Trust II	Dec. 31, 2011 Parent Company NHTB Capital Trust II	Dec. 31, 2012 Parent Company NHTB Capital Trust III	Dec. 31, 2011 Parent Company NHTB Capital Trust III
ASSETS
Cash				$ 3,707	$ 2,656	$ 5,600	$ 1,888
Investment in subsidiary, Lake Sunapee Bank				145,754	126,455
Investment in affiliate								310	310	310	310
Deferred expenses				229	240
Advances to Lake Sunapee Bank				73	43
Other assets	8,564	8,064	8,252	379	557
Total assets	1,231,214	1,270,477	1,041,819	150,762	130,571
LIABILITIES
Subordinated debentures	20,620	20,620	20,620	20,620	20,620
Notes payable			543		543
Other liabilities				648	748
Total liabilities	1,100,926	1,140,983	933,159	21,268	21,911
STOCKHOLDERS' EQUITY
Stockholders' equity	130,288	129,494	108,660	129,494	108,660
Total liabilities and stockholders' equity	$ 1,231,214	$ 1,270,477	$ 1,041,819	$ 150,762	$ 130,571